Note 3 - Discontinued Operations	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued operations

On August 14, 2024, the Company exited its businesses in overseas wealth management and asset management and disposed of certain subsidiaries in Hong Kong, namely, Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited for nil consideration, and Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited for US$641. After the disposals, the Company no longer holds financial service licenses in Hong Kong.

The disposal represented a strategic shift from providing wealth management service and asset management service to focusing on new businesses in the technology sector, including digital assets, e-commerce and other opportunities in consumer technology and enterprise technology. The Company has classified the historical financial results of Wealth management and Asset management service as discontinued operations in the Company’s consolidated statements of operations and comprehensive (loss) income for all periods presented.

The following tables set forth statement of operations of discontinued operations which were included in the Company’s consolidated financial statements:

	Year Ended June 30	Two Months Ended August 31,
	2024	2024
	US$	US$

Discontinued operations

Net revenues
Wealth management	2,286	11
Asset management	3,919	1,170
Total net revenues	6,205	1,181

Operating cost and expenses
Compensation and benefits	1,451	602
Sales and marketing expenses	359	-
General and administrative expenses	1,969	266
Asset impairment loss	2,158	-
Total operating cost and expenses	5,937	868

Income from operations	268	313

Other expense, net	(16)	(1)

Income before income tax expense	252	312
Income tax expense	(230)	(29)
Net income from discontinued operations	22	283

Gain on disposal of subsidiaries from discontinued operations, net	-	138

Income for the year from discontinued operations, net of income taxes	22	421

Summarized cash flow information for discontinued operations is as follows:
Net cash flows used in operating activities	(587)	(1,265)
Net cash flows provided by investing activities	-	33

The following table summarizes significant non-cash operating items and capital expenditures of discontinued operations included in the consolidated statements of cash flows for the periods presented.

Significant non-cash operating items
Amortization of intangible asset	51	-
Asset impairment loss	2,158	-

Gain from disposal of subsidiaries under discontinued operations:

	Wealth management business	Asset management business	Total
	US$	US$	US$

Considerations received	-	641	641
Less: Net assets disposed of	(134)	(369)	(503)

(Loss)/gain from disposal of subsidiaries	(134)	272	138

Reconciliation of the carrying amount of assets and liabilities:

	As of June 30, 2024	As of August 31, 2025
	US$	US$
Assets
Cash and cash equivalents	1,873	608
Deposits, prepayments and other current assets	-	256
Due from related parties	-	93
Income tax receivable	-	220

Total Assets	1,873	1,177

Liabilities
Commission payable	859	378
Income tax payable	91	210
Due to related parties	1,970	86
Other payable and accrued liabilities	7	-

Total Liabilities	2,927	674

Net (liabilities)/assets	(1,054)	503